Leases - Maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturity of operating lease liabilities
2025	¥ 562
2026	235
Total future minimum payments	797
Less: interest	22
Present value of operating lease liabilities	¥ 775	¥ 2,544